Related Party Balance and Transactions	12 Months Ended
Mar. 31, 2026
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

13. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Mr. Ngo Chiu Lam, a director of the Company.

(b)	Kin Chiu Development Company Limited, controlled by Mr. Ngo Chiu Lam*

(c)	KC-CRFG JV, a joint venture

(d)	KC-Glory JV, a joint venture

(e)	KC-Geotech JV, a joint venture

*

During the year ended March 31, 2026, Skyline Builders (BVI) Holding Limited entered into sale and purchase agreement with Mr. Ngo Chiu Lam, the sole shareholder of Kin Chiu Development, to acquired 100% equity interest of Kin Chiu Development at a cash consideration of HK$1. As a result, Kin Chiu Development Company Limited became an indirectly wholly-owned subsidiary and has been fully consolidated from the date control was obtained (Note 17). All intercompany balances and transactions with Kin Chiu Development Company Limited subsequent to the acquisition date have been eliminated in the consolidated financial statements.

a. Due to related parties

As of March 31, 2026 and 2025, the balances of due to related parties were as follows:

		2026	2025
Due to related parties
Mr. Ngo Chiu Lam (a)	(1)	$3,546,480	$617,944
KC-CRFG JV (c)	(2)	86,506	184,019
KC-Glory JV (d)	(2)	317,867	320,278
KC-Geotech JV (e)	(2)	235,993	237,783
		$4,186,846	$1,360,024

(1)	The balance represented the advances from the director. The amount was unsecured, interest-free and repayable on demand.

(2)	The balances represented amounts due to joint ventures, which are for operation purpose. All amounts were unsecured, interest-free and repayable on demand.

b. Accounts receivable, net

As of March 31, 2026 and 2025, the balances of accounts receivable, net from joint venture were as follows:

	2026	2025
Accounts receivable, net

KC-Glory JV (d)	$1,542,144	$1,553,839
Less : Expected credit losses	(280,326)	(190,322)
	$1,261,818	$1,363,517

c. Contract assets, net

As of March 31, 2026 and 2025, the balances of contract assets, net from joint ventures were as follows:

	2026	2025
Contract assets, net
KC-CRFG JV (c)	$382,999	$303,585
KC-Glory JV (d)	164,692	177,965
KC-Geotech JV (e)	42,324	42,600
	$590,015	$524,150

d. Contract liabilities

As of March 31, 2026 and 2025, the balances of contract liabilities from joint ventures were as follows:

	2026	2025
Contract liabilities

KC-CRFG JV (c)	$—	$359,629

e. Related party transactions

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.

	2026	2025	2024
Provision of construction services
KC-CRFG JV (c)	$9,460,005	$4,695,289	$6,884,950
KC-Glory JV (d)	—	—	338,800
KC-Geotech JV (e)	—	622	2,301,097
	$9,460,005	$4,695,911	$9,524,847

	2026	2025	2024
Consultancy fee income
KC-CRFG JV (c)	$96,380	$10	$35,736
KC-Geotech JV (e)	—	44,399	63,658
	$96,380	$44,409	$99,394

f. Financial guarantee

On February 23, 2023, the Company provided a financial guarantee to Kin Chiu Development Company Limited for an amount of US$1,137,380 in relation to the payment obligations under a bank loan issued to Kin Chiu Development Company Limited. On December 20, 2024, the Company was released from a financial guarantee to Kin Chiu Development Company Limited for US$1,137,380, related to payment obligations under a bank loan issued to Kin Chiu Development Company Limited. This release followed the transfer of the bank loan, with an outstanding balance of US$645,062 and US$812,442 as of March 31, 2026 and 2025, to Kin Chiu, respectively. No amounts were claimed under the guarantee for the years ended March 31, 2026, 2025 and 2024.

g. Assignment of borrowing and transfer of insurance plan

On December 20, 2024, HSBC issued banking facilities as working capital for Kin Chiu’s account in an aggregate amount not to exceed US$848,158 (HK$6,638,838). There was addition of bank borrowing $851,718 transferred to the Company with the respective transfer of life insurance policy.

Two life insurance policies were purchased by Kin Chiu Development Company Limited for Mr. Ngo Chiu Lam (position with a director and CEO of the Company) and Mrs. Po Lok Sze (Mr. Ngo Chiu Lam’s wife). On March 20, 2025, total life insurance policies of US$1,381,153, at cash surrender value, were transferred from Kin Chiu Development Company Limited to the Company.

As of March 31, 2026 and 2025, the outstanding of the loan, Universal Life Insurance (ULI) Loan (I) and Loan (II), is approximately US$645,062 and US$812,442, respectively, as stated in Note 11. There is no material covenant stated in this borrowing. The interest rate for the SME financing guarantee scheme is HIBOR + 1% per annum. The loan is secured by the entire life insurance policy from Mr. Ngo Chiu Lam and Mrs. Po Lok Sze. The loan contains a repayment on demand clause.